SHARE CAPITAL (Details) - Schedule of Authorised Share Capital € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)
United Kingdom, Pounds
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital	£ 1,694				£ 1,694				£ 1,694
160 million Preference shares of 25 cents each (in Dollars)	1,694				1,694				1,694
160 million Preference shares of 25 cents each (in Euro)	1,694				1,694				1,694
50 million Preference shares of ¥25 each (in Yen)	1,694				1,694				1,694
United Kingdom, Pounds | Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital	1,650				1,650				1,650
160 million Preference shares of 25 cents each (in Dollars)	1,650				1,650				1,650
160 million Preference shares of 25 cents each (in Euro)	1,650				1,650				1,650
50 million Preference shares of ¥25 each (in Yen)	1,650				1,650				1,650
United Kingdom, Pounds | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital	44				44				44
160 million Preference shares of 25 cents each (in Dollars)	44				44				44
160 million Preference shares of 25 cents each (in Euro)	44				44				44
50 million Preference shares of ¥25 each (in Yen)	£ 44				£ 44				£ 44
United States of America, Dollars | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital | $		$ 40				$ 40				$ 40
160 million Preference shares of 25 cents each (in Dollars) | $		40				40				40
160 million Preference shares of 25 cents each (in Euro) | $		40				40				40
50 million Preference shares of ¥25 each (in Yen) | $		$ 40				$ 40				$ 40
Euro Member Countries, Euro | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital | €			€ 40				€ 40				€ 40
160 million Preference shares of 25 cents each (in Dollars) | €			40				40				40
160 million Preference shares of 25 cents each (in Euro) | €			40				40				40
50 million Preference shares of ¥25 each (in Yen) | €			€ 40				€ 40				€ 40
Japan, Yen | Preference shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital | ¥				¥ 1,250				¥ 1,250				¥ 1,250
160 million Preference shares of 25 cents each (in Dollars) | ¥				1,250				1,250				1,250
160 million Preference shares of 25 cents each (in Euro) | ¥				1,250				1,250				1,250
50 million Preference shares of ¥25 each (in Yen) | ¥				¥ 1,250				¥ 1,250				¥ 1,250